Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other current liabilities
Schedule of other current liabilities

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accrued marketing, traveling and conference expenses	120,545	104,950	16,846
Accrued construction costs and payable for acquisition of property, plant and equipment	69,046	39,829	6,393
VAT payable	48,304	46,629	7,484
Provision for rabies vaccine re-inoculation cost and penalty (note 7(e))	19,534	5,034	808
Government grants (note (a))	76,660	86,343	13,859
Payable for acquisitions (note (b))	41,810	—	—
Security deposits from employees and agents (note (c))	22,835	17,923	2,877
Customer receipts in advance	4,909	5,666	909
Accrued research and development expenses	5,640	10,484	1,683
Accrued legal and professional fees	3,093	3,670	589
Other accrued liabilities (note (d))	58,476	57,940	9,300
Income taxes payable	11,039	15,729	2,525
Amount due to related party	8,788	10,025	1,609
Total other current liabilities	490,679	404,222	64,882

Notes:

(a)    The amounts represent the deferred portion of conditional and refundable government grants received but not recognized since the conditions are subject to future events.

(b)    As of December 31, 2011, the outstanding balance includes unpaid consideration payable of RMB28,422 for the acquisition of the additional 15% equity interest in Jiangsu Quanyi, unpaid consideration payable of RMB4,400 for the acquisition of the additional 39.19% equity interest in Jilin Boda and unpaid consideration payable of RMB8,988 for the acquisition of the redeemable non-controlling interest in Jilin Boda. These consideration payables were all settled as of December 31, 2012.

(c)    The amounts represent refundable cash security deposits received from certain employees and from third party marketing agents.

(d)    Other accrued liabilities relate to accruals for reimbursement payable to employees, other taxes and other miscellaneous expenses.